AXP(SM) Research
                                                           Opportunities
                                                                    Fund
                                                  2000 SEMIANNUAL REPORT

American
   Express(R)
Funds

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AXP Research  Opportunities seeks to provide shareholders with long-term capital growth.

The Rewards
of Research

Behind every decision to buy or sell a stock is information -- in most cases, informationgathered by a research analyst. AXPResearch Opportunities Fund is designed to make the most of that research by investing only in Standard & Poor's 500 stocks that carry our analysts' highest rating. The intention is to construct a portfolio that has the potential to outperform the stock market as a whole.

Contents

From the Chairman                              3
From the Portfolio Managers                    3
Fund Facts                                     5
The 10 Largest Holdings                        6
Financial Statements (Fund)                    7
Notes to Financial Statements (Fund)          10
Financial Statements (Portfolio)              16
Notes to Financial Statements (Portfolio)     19
Investments in Securities                     24

(picture of) Arne H. Carlson
Arne H. Carlson
Chairman of the board

From the Chairman
We are in an extraordinary period for investing in financial assets, with many stocks at their all-time highs. Looking at year 2000, American Express Financial Corporation, the Fund's investment manager, expects the economy to continue to grow and long-term interest rates to rise only slightly. This is a great time to take a close look at your goals and investments. We encourage you to:

o Consult a professional investment adviser who can help you cut through mountains of data.

o Set financial goals that extend beyond those achievable through retirement plans of your employer.

o Learn as much as you can about your current investments.

The portfolio manager's letter that follows provides a review of the Fund's investment strategies and performance. The annual report contains other valuable information as well. The Fund's prospectus describes its investment objectives and how it intends to achieve those objectives. As experienced investors know, information is vital to making good investment decisions.

So, take a moment and decide again whether the Fund's investment objectives and management style fit with your other investments to help you reach your financial goals. And make it a practice on a regular basis to assess your investment options.

Sincerely,

Arne H. Carlson

(picture of) Keith Tufte
Keith Tufte
Portfolio Manager

(picture of) James M Johnson Jr.
James M Johnson Jr.
Portfolio Manager

From the Portfolio Managers
The past six months was a volatile but overall productive period for the U.S. stock market and AXP Research Opportunities Fund. For the first half of the fiscal year -- August 1999 through January 2000 -- the Fund's Class A shares generated a total return (excluding the sales charge) of 7.73%. This compares with 6.00% for the Standard & Poor's 500 (an unmanaged index of stocks commonly used to gauge the performance of the market as a whole).

The stock market was in a moderate slump when the period began, as concerns about higher interest rates, a potential run-up in inflation and the uncertainty regarding the impact of the Y2K computer bug weighed on investors' minds. As a result, both the market and the Fund lost ground through September.

THE MARKET TURNS AROUND
In early October, though, the mood began to brighten, thanks to fresh reports of still-tame inflation and generally healthy corporate profits. Soon, with another example of the remarkable resilience it has displayed in recent years, the market was again on the advance. Over the next 10 weeks and with only the briefest of interruptions, stocks continued to gather momentum, powering to an all-time high by the end of 1999. Reflecting the positive environment, the Fund gained about 17% from October through December. The period ended on a down note, though, as renewed concern about inflation and interest rates drove the market into retreat in January.

As was the case for the market as a whole, technology-related stocks were the driving force behind the Fund's positive performance during the period. To the Fund's benefit, we kept a substantial exposure to the tech sector (approaching 40% at times). Among the biggest winners were Intel, National Semiconductor, America Online, 3Com, IBM, Cisco System and EMC.

Among other sectors, retailing, led by Wal-Mart and Home Depot, also made a strong contribution. General Electric, in the conglomerate group, was another good performer. Also to the Fund's benefit, it had only a small exposure to building materials, industrial transportation and tobacco stocks, which were weak. On the negative side were holdings in the telecommunications and financial services sectors.

Looking at changes to the portfolio, we reduced the exposure to retailing and financial services, and added to technology and "cyclical" stocks such as chemicals, paper, basic metals and energy. The cyclical additions reflect our view that the economy will remain robust and that interest rates are likely to rise; in such an environment, those stocks should fare relatively well. We also added a bit to the drug sector, which is experiencing improving fundamentals and merger activity. However, as the second half of the fiscal year begins, the largest area of investment is still technology, which continues to boast very strong fundamentals.

Keith Tufte
James M. Johnson, Jr.

Fund Facts

Class A -- 6-month performance
(All figures per share)

Net asset value (NAV)
Jan. 31, 2000                                                       $7.61
July 31, 1999                                                       $7.94
Decrease                                                            $0.33

Distributions -- Aug. 1, 1999 - Jan. 31, 2000
From income                                                         $0.38
From capital gai                                                    $0.61
Total distributi                                                    $0.99
Total return*                                                      +7.73%**

Class B -- 6-month performance
(All figures per share)

Net asset value (NAV)
Jan. 31, 2000                                                       $7.38
July 31, 1999                                                       $7.76
Decrease                                                            $0.38

Distributions -- Aug. 1, 1999 - Jan. 31, 2000
From income                                                         $0.38
From capital                                                        $0.61
Total distributions                                                 $0.99
Total return*                                                      +7.32%**

Class Y -- 6-month performance
(All figures per share)

Net asset value (NAV)
Jan. 31, 2000                                                       $7.64
July 31, 1999                                                       $7.96
Decrease                                                            $0.32

Distributions -- Aug. 1, 1999 - Jan. 31, 2000
From income                                                         $0.38
From capital gains                                                  $0.61
Total distributions                                                 $0.99
Total return*                                                      +7.85%**
 *The prospectus discusses the effect of sales charges, if any, on the various classes.
**The total return is a hypothetical investment in the Fund with all distributions reinvested.

The 10 Largest Holdings

                                           Percent                  Value
                                     (of net assets)       (as of Jan. 31, 2000)
 Microsoft                                 5.57%                $49,793,905
 Intel                                     3.06                  27,386,888
 Lucent Technologies                       2.62                  23,401,966
 AT&T                                      2.48                  22,201,683
 Coca-Cola                                 2.45                  21,915,278
 Hewlett-Packard                           2.34                  20,959,364
 SBC Communications                        2.20                  19,721,666
 Pfizer                                    2.13                  19,042,312
 MCI WorldCom                              2.07                  18,514,305
 Motorola                                  2.02                  18,107,068

For further detail about these  holdings,  please refer to the section  entitled
"Investments in Securities."

The 10 holdings listed here  make up 26.94% of net assets

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

Financial  Statements
Statement of assets and liabilities
AXP Research Opportunities Fund

Jan. 31, 2000 (Unaudited)

Assets
Investments in Aggressive Growth Portfolio (Note 1)                                   $892,735,263

Liabilities
Accrued distribution fee                                                                    38,931
Accrued service fee                                                                              3
Accrued transfer agency fee                                                                 12,847
Accrued administrative services fee                                                          3,957
Other accrued expenses                                                                      55,549
                                                                                            ------
Total liabilities                                                                          111,287
                                                                                           -------
Net assets applicable to outstanding capital stock                                    $892,623,976
                                                                                      ============

Represented by
Capital stock-- $.01 par value (Note 1)                                               $  1,186,171
Additional paid-in capital                                                             786,705,563
Net operating loss                                                                      (1,567,634)
Accumulated net realized gain (loss)                                                    71,130,821
Unrealized appreciation (depreciation) on investments                                   35,169,055
                                                                                        ----------
Total-- representing net assets applicable to outstanding capital stock               $892,623,976
                                                                                      ============
Net assets applicable to outstanding shares:            Class A                       $554,851,318
                                                        Class B                       $337,459,535
                                                        Class Y                       $    313,123
Net asset value per share of outstanding capital stock: Class A shares  72,874,413    $       7.61
                                                        Class B shares  45,701,665    $       7.38
                                                        Class Y shares      40,975    $       7.64

See accompanying notes to financial statements.

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

Statement of operations
AXP Research Opportunities Fund

Six months ended Jan. 31, 2000 (Unaudited)

Investment income
Income:
Dividends                                                                  $  3,408,116
Interest                                                                        989,648
Total income                                                                  4,397,764
Expenses (Note 2):
Expenses allocated from Aggressive Growth Portfolio                           2,641,225
Distribution fee
   Class A                                                                      654,792
   Class B                                                                    1,543,688
Transfer agency fee                                                             701,271
Incremental transfer agency fee
   Class A                                                                       49,900
   Class B                                                                       48,858
Service fee-- Class Y                                                               207
Administrative services fees and expenses                                       228,155
Compensation of board members                                                     3,759
Printing and postage                                                             42,114
Registration fees                                                                59,588
Audit fees                                                                        2,750
Other                                                                             1,164
                                                                                  -----
Total expenses                                                                5,977,471
   Earnings credits on cash balances (Note 2)                                   (12,073)
                                                                                -------
Total net expenses                                                            5,965,398
                                                                              ---------
Investment income (loss) -- net                                              (1,567,634)
                                                                             ----------

Realized and unrealized gain (loss) -- net Net realized gain (loss) on:
   Security transactions                                                     89,734,408
   Financial futures contracts                                                  292,978
                                                                                -------
Net realized  gain (loss) on  investments                                    90,027,386
                                                                             ----------
Net change in  unrealized appreciation  (depreciation)  on  investments     (26,288,048)
                                                                            -----------
Net gain  (loss) on investments                                              63,739,338
                                                                             ----------
Net increase  (decrease) in net assets  resulting  from operations         $ 62,171,704
                                                                           ============

See accompanying notes to financial statements.

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

Statements of changes in net assets
AXP Research Opportunities Fund
                                                                     Jan. 31, 2000      July 31,1999
                                                                    Six months ended     Year ended
                                                                      (Unaudited)

Operations and distributions
Investment income (loss) -- net                                       $ (1,567,634)      $ (1,419,662)
Net realized gain (loss) on investments                                 90,027,386         85,925,568
Net change in unrealized appreciation (depreciation) on investments    (26,288,048)        18,671,763
                                                                       -----------         ----------
Net  increase  (decrease)  in net  assets  resulting  from  operations  62,171,704        103,177,669
                                                                        ----------        -----------
Distributions to shareholders from:
   Net investment income
      Class A                                                                --              (167,981)
      Class Y                                                                --                  (840)
   Net realized gain
      Class A                                                          (63,714,601)       (17,205,662)
      Class B                                                          (39,240,635)        (9,873,913)
      Class Y                                                              (48,595)           (15,203)
                                                                           -------            -------
Total distributions                                                   (103,003,831)       (27,263,599)
                                                                      ------------        -----------

Capital share transactions (Note 3)
Proceeds from sales
   Class A shares (Note 2)                                              94,702,359        146,775,769
   Class B shares                                                       56,331,364         86,101,455
   Class Y shares                                                           12,386            378,451
Reinvestment of distributions at net asset value
   Class A shares                                                       60,903,968         16,502,649
   Class B shares                                                       39,012,861          9,816,826
   Class Y shares                                                           48,595             16,043
Payments for redemptions
   Class A shares                                                      (57,576,629)       (69,195,817)
   Class B shares (Note 2)                                             (17,004,249)       (30,310,794)
   Class Y shares                                                         (128,607)           (72,990)
                                                                          --------            -------
Increase (decrease) in net assets from capital share transactions      176,302,048        160,011,592
                                                                       -----------         ----------
Total increase (decrease) in net assets                                135,469,921        235,925,662
Net assets at beginning of period                                      757,154,055        521,228,393
                                                                       -----------        -----------
Net assets at end of period                                           $892,623,976       $757,154,055
                                                                      ============       ============

See accompanying notes to financial statements.

Notes to Financial Statements

AXP Research Opportunities Fund
(Unaudited as to Jan. 31, 2000)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The Fund is a series of AXP Growth Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. AXP Growth Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the board.

The Fund offers  Class A, Class B and Class Y shares.

o Class A shares are sold with a front-end sales charge.

o Class B shares may be subject to a contingent deferred sales charge and automatically convert to Class A shares during the ninth calendar year of ownership.

o Class Y shares have no sales charge and are offered only to qualifying institutional investors.

All classes of shares have identical  voting,  dividend and liquidation  rights.
The distribution fee, incremental transfer agency fee and service fee (class specific expenses) differs among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

Investment in Aggressive Growth Portfolio
The  Fund  invests  all  of its  assets  in  Aggressive  Growth  Portfolio  (the
Portfolio), a series of Growth Trust (the Trust), an open-end investment company that has the same objectives as the Fund. The Portfolio invests primarily in equity securities of companies that comprise the S&P 500.

The Fund records daily its share of the Portfolio's income, expenses and realized and unrealized gains and losses. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The Fund records its investment in the Portfolio at the value that is equal to the Fund's proportionate ownership interest in the Portfolio's net assets. The percentage of the Portfolio owned by the Fund as of Jan. 31, 2000, was 99.78%.
Valuation of securities held by the Portfolio is discussed in Note 1 of the Portfolio's "Notes to financial statements" (included elsewhere in this report).

Use of estimates
Preparing  financial  statements that conform to generally  accepted  accounting
principles   requires   management  to  make  estimates  (e.g.,  on  assets  and
liabilities) that could differ from actual results.

Federal taxes
The Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute substantially all of its taxable income to the shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains
(losses) as ordinary income (loss) for tax purposes, and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

Dividends to shareholders
An annual dividend from net investment income, declared and paid at the end of the calendar year, when available, is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

2. EXPENSES AND SALES CHARGES
In addition to the expenses allocated from the Portfolio, the Fund accrues its own expenses as follows:

The Fund has an agreement with American Express Financial Corporation (AEFC) to provide administrative services. Under an Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.06% to 0.03% annually. A minor portion of additional administrative service expenses paid by the Fund are consultants' fees and fund office expenses. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Fund and approved by the board.

Under a separate  Transfer  Agency  Agreement,  American  Express Client Service
Corporation (AECSC) maintains  shareholder  accounts and records.  The Fund pays
AECSC an annual fee per shareholder account for this service as follows:

o  Class A $19

o  Class B $20

o  Class Y $17

The Fund has  agreements  with  American  Express  Financial  Advisors Inc. (the
Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a distribution fee at an annual rate up to 0.25% of the Fund's average daily net assets attributable to Class A shares and up to 1.00% for Class B shares.

Under a Shareholder Service Agreement, the Fund's Class Y shares pay a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.10% of the Fund's average daily net assets attributable to Class Y shares.

Sales charges received by the Distributor for distributing Fund shares were $1,280,092 for Class A and $111,512 for Class B for the six months ended Jan.
31, 2000.

During the six months ended Jan. 31, 2000, the Fund's transfer agency fees were reduced by $12,073 as a result of earnings credits from overnight cash balances.

3. CAPITAL SHARE TRANSACTIONS
Transactions in shares of capital stock for the periods indicated are as follows:

                                       Six months ended Jan. 31, 2000
                                     Class A           Class B          Class Y
Sold                                11,913,347        7,269,011          1,566
Issued for reinvested distributions  7,629,392        5,032,380          6,067
Redeemed                            (7,177,764)      (2,181,061)       (16,654)
                                    ----------       ----------        -------
Net increase (decrease)             12,364,975       10,120,330         (9,021)
                                    ----------       ----------         ------

                                           Year ended July 31, 1999
                                     Class A           Class B          Class Y
Sold                                19,385,593       11,676,332         57,556
Issued for reinvested distributions  2,251,690        1,365,120          2,185
Redeemed                            (9,439,919)      (4,195,350)        (9,963)
                                    ----------       ----------         ------
Net increase (decrease)             12,197,364        8,846,102         49,778
                                    ----------        ---------         ------

4. BANK BORROWINGS
The Fund has a revolving credit agreement with U.S. Bank, N.A., whereby the Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund must have asset coverage for borrowings not to exceed the aggregate of 333% of advances equal to or less than five business days plus 367% of advances over five business days. The agreement, which enables the Fund to participate with other American Express mutual funds, permits borrowings up to $200 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to the Federal Funds Rate plus 0.30% or the Eurodollar Rate (Reserve Adjusted) plus 0.20%. Borrowings are payable up to 90 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.05% per annum. The Fund had no borrowings outstanding during the six months ended
Jan. 31, 2000.
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

5. FINANCIAL HIGHLIGHTS
The tables below show certain important financial information for evaluating the Fund's results.

Fiscal period ended July 31,
Per share income and capital changesa

                                                            Class A

                                                 2000f        1999       1998       1997b

Net asset value, beginning of period             $7.94        $6.98      $6.86      $5.00

Income from investment operations:

Net investment income (loss)                        --         (.01)       .02        .01

Net gains (losses) (both realized and unrealized)  .66         1.32        .65       1.86

Total from investment operations                   .66         1.31        .67       1.87

Less distributions:

Dividends from net investment income                --           --         --        --

Distributions from realized gains                 (.99)        (.35)      (.55)      (.01)

Total distributions                               (.99)        (.35)      (.55)      (.01)

Net asset value, end of period                   $7.61        $7.94      $6.98      $6.86


Ratios/supplemental data

Net assets, end of period (in millions)           $555         $481       $337       $205

Ratio of expenses to average daily net assetsd   1.15%c       1.12%      1.12%      1.52%c

Ratio of net investment income (loss)
to average daily net assets                      (.10%)c       .04%       .30%       .20%c

Portfolio turnover rate
(excluding short-term securities)                  72%         143%       148%       171%

Total returne                                    7.73%       19.21%     10.76%     37.44%

a For a share outstanding throughout the period. Rounded to the nearest cent.
b Inception date was Aug. 19, 1996.
c Adjusted to an annual basis.
d Expense  ratio is based on total  expenses  of the Fund  before  reduction  of earnings credits on cash balances.
e Total return does not reflect payment of a sales charge.
f Six months ended Jan. 31, 2000 (Unaudited).

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

Fiscal period ended July 31,
Per share income and capital changesa

                                                          Class B                     Class Y

                                                 2000f    1999   1998   1997b    2000f  1999   1998  1997b

Net asset value, beginning of period             $7.76   $6.88  $6.82   $5.00   $7.96  $7.01  $6.88  $5.00

Income from investment operations:

Net investment income (loss)                      (.03)   (.02)  (.02)   (.02)     --    --     .03    .01

Net gains (losses) (both  realized and unrealized) .64    1.25    .63    1.85     .67   1.32    .65   1.88

Total from investment operations                   .61    1.23    .61    1.83     .67   1.32    .68   1.89

Less distributions:

Dividends from net investment income                --     --     --     --        --   (.02)    --    --

Distributions from realized gains                 (.99)   (.35)  (.55)   (.01)   (.99)  (.35)  (.55)  (.01)

Total distributions                               (.99)   (.35)  (.55)   (.01)   (.99)  (.37)  (.55)  (.01)

Net asset value, end of period                   $7.38   $7.76  $6.88   $6.82   $7.64  $7.96  $7.01  $6.88


Ratios/supplemental data

Net assets, end of period (in millions)           $337    $276   $184     $96     $--   $--   $--     $--

Ratio of expenses to average  daily net assetsd  1.91%c  1.88%  1.88%   2.25%c   .98%c 1.02%   .87%   .45%c

Ratio of net investment income (loss)
to average daily net assets                      (.85%)c (.72%) (.46%)  (.53%)c  .08%c  .12%   .40%   .33%c

Portfolio turnover rate
(excluding short-term securities)                  72%    143%   148%    171%     72%   143%   148%   171%

Total returne                                    7.32%  18.31%  9.92%  36.48%   7.85% 19.34% 10.93% 37.66%

a For a share outstanding throughout the period. Rounded to the nearest cent.
b Inception date was Aug. 19, 1996.
c Adjusted to an annual basis.
d Expense  ratio is based on total  expenses  of the Fund  before  reduction  of earnings credits on cash balances.
e Total return does not reflect payment of a
  sales charge.
f Six months ended Jan. 31, 2000 (Unaudited).

Financial Statements

Statement of assets and liabilities
Aggressive Growth Portfolio

Jan. 31, 2000 (Unaudited)

Assets
Investments in securities, at value (Note 1)
   (identified cost $872,108,680)                                 $908,158,746
Cash in bank on demand deposit                                          78,673
Dividends and accrued interest receivable                              577,251
Receivable for investment securities sold                            1,837,934
                                                                     ---------
Total assets                                                       910,652,604
                                                                   -----------

Liabilities
Payable for investment securities purchased                         15,903,026
Accrued investment management services fee                              45,459
Other accrued expenses                                                  10,848
                                                                        ------
Total liabilities                                                   15,959,333
                                                                    ----------
Net assets                                                        $894,693,271
                                                                  ============

See accompanying notes to financial statements.

Statement of operations
Aggressive Growth Portfolio

Six months ended Jan. 31, 2000 (Unaudited)

Investment income
Income:
Dividends                                                         $  3,416,114
Interest                                                               991,283
                                                                       -------
Total income                                                         4,407,397
                                                                     ---------
Expenses (Note 2):
Investment management services fee                                   2,602,413
Compensation of board members                                            4,118
Custodian fees                                                          28,371
Audit fees                                                               8,250
Other                                                                    6,391
                                                                         -----
Total expenses                                                       2,649,543
   Earnings credits on cash balances (Note 2)                           (2,152)
                                                                        ------
Total net expenses                                                   2,647,391
                                                                     ---------
Investment income (loss) -- net                                      1,760,006
                                                                     ---------

Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
   Security transactions (Note 3)                                   89,972,389
   Financial future contracts                                          293,620
                                                                       -------
Net realized gain (loss) on investments                             90,266,009
Net change in unrealized appreciation (depreciation) on investments(26,378,376)
                                                                   -----------
Net gain (loss) on investments                                      63,887,633
                                                                    ----------
Net increase (decrease) in net assets resulting from operations   $ 65,647,639
                                                                  ============
See accompanying notes to financial statements.

Statements of changes in net assets
Aggressive Growth Portfolio
                                                                       Jan. 31, 2000        July 31, 1999
                                                                      Six months ended       Year ended
                                                                        (Unaudited)

Operations
Investment income (loss)-- net
                                                                         $  1,760,006        $  3,142,262
Net realized gain (loss) on investments                                    90,266,009          86,175,979
Net change in unrealized appreciation (depreciation) on investments       (26,378,376)         18,690,185
                                                                          -----------          ----------
Net increase (decrease) in net assets resulting from operations            65,647,639         108,008,426
Net contributions (withdrawals) from partners                              69,947,062         127,976,287
                                                                           ----------         -----------
Total increase (decrease) in net assets                                   135,594,701         235,984,713
Net assets at beginning of period                                         759,098,570         523,113,857
                                                                          -----------         -----------
Net assets at end of period                                              $894,693,271        $759,098,570
                                                                         ============        ============

See accompanying notes to financial statements.

Notes to Financial Statements
Aggressive Growth Portfolio
(Unaudited as to Jan. 31, 2000)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Aggressive Growth Portfolio (the Portfolio) is a series of Growth Trust (the Trust) and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. Aggressive Growth Portfolio invests primarily in equity securities of companies that comprise the S&P 500. The Declaration of Trust permits the Trustees to issue non-transferable interests in the Portfolio.

The Portfolio's significant accounting policies are summarized below:

Use of estimates
Preparing  financial  statements that conform to generally  accepted  accounting
principles   requires   management  to  make  estimates  (e.g.,  on  assets  and
liabilities) that could differ from actual results.

Valuation of securities
All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions
To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the Portfolio may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. The Portfolio also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Portfolio gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolio pays a premium whether or not the option is exercised. The Portfolio also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Portfolio will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions
To gain exposure to or protect itself from market changes, the Portfolio may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Portfolio also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Portfolio recognizes a realized gain or loss when the contract is closed or expires.

Foreign currency translations and foreign currency contracts
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Portfolio may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Portfolio is subject to the credit risk that the other party will not complete its contract obligations.

Federal taxes
For federal income tax purposes the Portfolio qualifies as a partnership and each investor in the Portfolio is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. As a "pass-through" entity, the Portfolio therefore does not pay any income dividends or capital gain distributions.

Other
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including level-yield amortization of premium and discount, is accrued daily.

2. FEES AND EXPENSES
The Trust, on behalf of the Portfolio, has an Investment Management Services Agreement with AEFC to manage its portfolio. Under this agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Portfolio's average daily net assets in reducing percentages from 0.65% to 0.5% annually. Effective with the new Investment Management Services Agreement, the fee will be adjusted upward or downward by a performance incentive adjustment based on a comparison of the performance of Class A shares of AXP Research Opportunities Fund to the Lipper Growth Fund Index. The maximum adjustment is 0.12% of the Portfolio's average daily net assets after deducting 1% from the performance difference. If the performance difference is less than 1% the adjustment will be zero.

Under the agreement, the Trust also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees, audit and certain legal fees, fidelity bond premiums, registration fees for units, office expenses, consultants' fees, compensation of trustees, corporate filing fees, expenses incurred in connection with lending securities of the Portfolio and any other expenses properly payable by the Trust or Portfolio and approved by the board.

During the six months ended Jan. 31, 2000, the Portfolio's custodian fees were reduced by $2,152 as a result of earnings credits from overnight cash balances. The Portfolio also pays custodian fees to American Express Trust Company, an affiliate of AEFC.

According to a Placement Agency Agreement, American Express Financial Advisors Inc. acts as placement agent of the Trust's units.

3. SECURITIES TRANSACTIONS
Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $618,077,097 and $568,741,085 respectively, for the six months ended Jan. 31, 2000. For the same period, the portfolio turnover rate was 72%. Realized gains and losses are determined on an identified cost basis.

Brokerage commissions paid to brokers affiliated with AEFC were $45,930 for the six months ended Jan. 31, 2000.

4. STOCK INDEX FUTURES CONTRACTS
As of Jan. 31, 2000, investments in securities included securities valued at $8,169,063 that were pledged as collateral to cover initial margin deposits on 79 open purchase contracts. The market value of the open purchase contracts as of Jan. 31, 2000 was $27,669,750 with a net unrealized loss of $795,787.

Investments in Securities

Aggressive Growth Portfolio
Jan. 31, 2000 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common stocks (96.6%)
Issuer                                                       Shares           Value(a)

Aerospace & defense (1.2%)
Goodrich (BF)                                                157,900         $3,947,500
Honeywell Intl                                               136,250          6,540,000
Total                                                                        10,487,500

Airlines (2.5%)
AMR                                                          187,860(b)      10,109,216
Southwest Airlines                                           747,950         11,920,453
Total                                                                        22,029,669

Automotive & related (1.0%)
Delphi Automotive Systems                                    289,796          5,017,093
Ford Motor                                                    80,550          4,007,363
Total                                                                         9,024,456

Banks and savings & loans (3.3%)
Bank of New York                                             223,710          9,088,219
SLM Holding                                                   85,600          3,333,050
Wachovia                                                      92,480          5,924,500
Wells Fargo                                                  278,250         11,130,000
Total                                                                        29,475,769

Beverages & tobacco (2.4%)
Coca-Cola                                                    381,550         21,915,278

Building materials & construction (0.5%)
Weyerhaeuser                                                  72,410          4,154,524

Chemicals (0.5%)
Du Pont (EI) de Nemours                                       79,700          4,702,300

Communications equipment & services (5.8%)
Lucent Technologies                                          423,565         23,401,966
Motorola                                                     132,410         18,107,068
Tellabs                                                      186,570(b)      10,074,780
Total                                                                        51,583,814

Computers & office equipment (23.1%)
3Com                                                         332,990(b,e)    16,899,242
Automatic Data Processing                                    202,200          9,591,863
BMC Software                                                 176,050(b)       6,667,894
Citrix Systems                                                27,300(b)       3,746,925
Compaq Computer                                              478,500         13,098,938
Computer Sciences                                            118,480(b)      10,885,350
Electronic Data Systems                                      132,990          8,993,449
First Data                                                   215,080         10,552,363
Hewlett-Packard                                              193,620         20,959,364
Lexmark Intl Group Cl A                                      151,550(b)      14,283,587
Microsoft                                                    508,750(b)      49,793,905
Novell                                                       210,900(b)       7,038,788
Oracle                                                       342,000(b)      17,083,968
Parametric Technology                                        308,800(b)       6,619,900
Solectron                                                     57,220(b)       4,155,603
Unisys                                                       233,100(b)       7,430,063
Total                                                                       207,801,202

Electronics (7.5%)
Applied Materials                                             49,100(b)       6,738,975
Corning                                                       39,150          6,038,888
Intel                                                        276,810         27,386,888
KLA-Tencor                                                    72,920(b)       4,274,935
LSI Logic                                                     52,150(b)       4,263,263
Natl Semiconductor                                            87,290(b)       4,582,725
Teradyne                                                      55,800(b)       3,613,050
Texas Instruments                                             93,090         10,042,083
Total                                                                        66,940,807

Energy (3.9%)
Chevron                                                      157,550         13,165,271
Conoco Cl B                                                  448,640         10,571,080
Texaco                                                       215,260         11,381,873
Total                                                                        35,118,224

Energy equipment & services (0.7%)
Halliburton                                                  164,700          5,929,200

Financial services (2.2%)
Capital One Financial                                        100,680          4,127,880
Kansas City Southern Inds                                     58,730          4,063,382
MBNA                                                         252,580          6,377,645
Providian Financial                                           65,210          5,502,094
Total                                                                        20,071,001

Food (1.5%)
Bestfoods                                                     68,530          2,981,055
General Mills                                                 96,820(e)       3,019,574
Sara Lee                                                     184,990          3,410,753
SUPERVALU                                                    237,380          4,272,840
Total                                                                        13,684,222

Health care (11.7%)
Amgen                                                        196,880(b)      12,538,795
Baxter Intl                                                   96,440          6,160,105
Biomet                                                        32,800          1,305,850
Boston Scientific                                            233,900(b)       4,853,425
Bristol-Myers Squibb                                         267,230         17,637,180
Guidant                                                      112,970(b)       5,945,046
Medtronic                                                    207,040          9,472,080
Pfizer                                                       523,500         19,042,312
Schering-Plough                                              280,920         12,360,480
Warner-Lambert                                               158,320         15,030,505
Total 104,345,778

Health care services (0.4%)
Cardinal Health                                               68,280          3,264,638
Household products (2.7%)
Colgate-Palmolive                                            203,300         12,045,525
Kimberly-Clark                                               189,800         11,755,738
Total                                                                        23,801,263

Industrial equipment & services (0.3%)
Parker-Hannifin                                               61,580          2,663,335

Leisure time & entertainment (1.0%)
Disney (Walt)                                                 30,090          1,092,643
Viacom Cl B                                                  136,970(b)       7,584,714
Total                                                                         8,677,357

Media (3.1%)
CBS                                                          154,840(b)       9,029,108
Comcast Special Cl A                                         192,710          8,864,660
MediaOne Group                                               127,890(b)      10,167,255
Total                                                                        28,061,023

Metals (0.3%)
Nucor                                                         51,310          2,552,673

Multi-industry conglomerates (3.1%)
Danaher                                                       92,620          3,994,238
General Electric                                              56,310          7,510,346
Grainger (WW)                                                 91,460          4,384,364
Tyco Intl                                                    268,600(c)      11,482,650
Total                                                                        27,371,598

Paper & packaging (0.9%)
Fort James                                                   142,300          3,806,525
Intl Paper                                                    92,990          4,428,649
Total                                                                         8,235,174

Restaurants & lodging (0.2%)
Wendy's Intl                                                 101,940          1,917,746

Retail (5.9%)
Bed Bath & Beyond                                             55,400(b)       1,506,188
Best Buy                                                      92,000(b)       4,393,000
Circuit City Stores-Circuit City Group                       107,930          4,155,305
Costco Wholesale                                             128,680(b)       6,297,278
CVS                                                          147,200          5,142,800
Home Depot                                                        35              1,982
Kroger                                                       297,050(b)       5,161,244
Safeway                                                      162,390(b)       6,201,268
Target                                                       242,070(b)      15,991,748
TJX Companies                                                241,820          3,944,689
Total                                                                        52,795,502

Transportation (0.7%)
Burlington Northern Santa Fe                                 178,640          4,298,525
Union Pacific                                                 39,000          1,560,000
Total                                                                         5,858,525

Utilities -- electric (0.3%)
CMS Energy                                                    92,800          2,784,000

Utilities -- telephone (9.9%)
AT&T                                                         420,885         22,201,683
Bell Atlantic                                                268,740         16,645,084
MCI WorldCom                                                 403,032(b)      18,514,305
SBC Communications                                           457,314         19,721,666
U S WEST Communications Group                                174,250         11,587,625
Total 88,670,363

Total common stocks
(Cost: $827,848,320)                                                       $863,916,941


Short-term securities (4.9%)
Issuer                                                 Annualized           Amount            Value(a)
                                                      yield on date       payable at
                                                       of purchase         maturity

U.S. government agencies (4.2%)
Federal Home Loan Bank Disc Nts
   02-16-00                                                5.55%          $1,100,000         $1,096,920
   03-08-00                                                5.79            1,600,000          1,590,511
Federal Home Loan Mtge Corp Disc Nts
   02-01-00                                                5.53            1,300,000          1,299,783
   02-23-00                                                5.62            1,400,000          1,394,273
   03-29-00                                                5.78            4,400,000          4,358,034
   04-04-00                                                5.76            5,100,000          5,046,325
Federal Natl Mtge Assn Disc Nts
   03-01-00                                                5.63            4,800,000          4,777,580
   03-02-00                                                5.63            1,900,000          1,890,438
   03-02-00                                                5.83            1,300,000          1,293,458
   03-23-00                                                5.73            4,200,000          4,164,113
   04-13-00                                                5.78            6,200,000          6,125,573
   04-20-00                                                5.83            5,000,000          4,934,222
Total                                                                                        37,971,230

Commercial paper (0.7%)
Abbey Natl North America
   02-16-00                                                5.68            2,600,000          2,593,448
Falcon Assets
   03-10-00                                                5.81            1,500,000(d)       1,490,624
Ford Motor Credit
   03-03-00                                                5.56              600,000            596,833
Windmill Funding
   03-10-00                                                5.80            1,600,000(d)       1,589,670
Total                                                                                         6,270,575

Total short-term securities
(Cost: $44,260,360)                                                                         $44,241,805
Total investments in securities
(Cost: $872,108,680)(f)                                                                    $908,158,746

See accompanying  notes to investments in  securities.

Notes to  investments  in  securities
(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Non-income producing.

(c) Foreign security values are stated in U.S. dollars. As of Jan. 31, 2000, the value of foreign securities represented 1.28% of net assets.

(d) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.

(e) Partially pledged as initial margin deposit on the following open stock index futures purchase contracts (see Note 4 to the financial statements):

Type of security                                                     Contracts

S&P 500 Index, March 2000                                               79

(f) At Jan. 31, 2000, the cost of securities for federal income tax purposes was approximately $872,109,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                             $78,546,000
Unrealized depreciation                                             (42,496,000)
                                                                    -----------
Net unrealized appreciation                                         $36,050,000

American
  Express
Funds

AXP Research Opportunities Fund
200 AXP Financial Center
Minneapolis, MN 55474

TICKER SYMBOL
Class A:IRDAX      Class B:IROBX       Class Y:N/A

                   PRSRT STD AUTO
                    U.S. POSTAGE
                        PAID
                     SPENCER, IA
                    PERMIT NO. 85

S-6359 E (3/00)

Distributed by American Express Financial Advisors Inc. Member NASD. American Express Company is separate from American Express Financial Advisors Inc. and is not a broker-dealer.